ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivable, net

	March 31,2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Trade receivables	322,170,980	488,422,373	$68,793,821
Allowance for doubtful accounts	(13,615,875)	(20,062,985)	(2,825,852)
Accounts receivable, net	308,555,105	468,359,388	$65,967,969

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Trade receivables	223,033,688	322,170,980	$50,749,973
Allowance for doubtful accounts	(8,530,951)	(13,615,875)	(2,144,840)
Accounts receivable, net	214,502,737	308,555,105	$48,605,133

Summary of analysis of the movements in the allowance for doubtful account

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Balance at April 1,	8,530,951	13,615,875	$1,917,783
Additions	2,888,417	6,447,110	908,069
Balance at September 30	11,419,368	20,062,985	$2,825,852

	For the Fiscal Year Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	2,116,317	8,530,951	$1,343,838
Additions	6,414,634	5,084,924	801,002
Balance at end of the year	8,530,951	13,615,875	$2,144,840